ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Detail) - Greenidge Blocker Corp [Member] - USD ($) $ in Thousands	Jul. 01, 2020	Oct. 02, 2019
Preferred unit, issued		15,000
Preferred unit, issuance value	$ 16,300	$ 15,000